NVIT Real Estate Fund Investment Risks - NVIT Real Estate Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal RisksThe Fund cannot guarantee that it will achieve its investment objective. As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence) adversely interrupt the global economy.
Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Real Estate Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real estate market risk – your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments, including the impact of changes in environmental laws. Real estate companies may have lower trading volumes and prices also may drop because of the failure of borrowers to pay their loans and poor management, including any potential defects in mortgage documentation or in the foreclosure process. In addition, real estate companies are subject to the risk of increased competition, property taxes, capital expenditures, and operating expenses. These developments affecting the real estate industry could adversely affect the real estate companies in which the Fund invests.
REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT risk – involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. REITs are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended, affecting their value. Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.
Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually is appropriately priced. In addition, value stocks as a group sometimes are out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector risk – emphasizing investments in real estate businesses makes the Fund more susceptible to financial, market or economic events affecting the particular issuers and real estate businesses in which it invests than funds that do not emphasize particular sectors.
Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Nondiversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Nondiversified fund risk – because the Fund may hold larger positions in fewer securities and financial instruments than diversified funds, a single security’s or instrument's increase or decrease in value may have a greater impact on the Fund’s value and total return.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.